Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues										$ 193,919	$ 184,765	$ 177,526
Net investment income										660	21	20
Total revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	$ 194,579	194,579	184,786	177,546
Pharmacy
Disaggregation of Revenue [Line Items]
Revenues										164,845
Front Store
Disaggregation of Revenue [Line Items]
Revenues										19,055
Premiums
Disaggregation of Revenue [Line Items]
Revenues										8,184	3,558	3,069
Other
Disaggregation of Revenue [Line Items]
Revenues										1,835
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues										(33,714)	(29,037)	(25,910)
Net investment income										0	0	0
Total revenues									(33,714)	(33,714)	(29,037)	(25,910)
Intersegment Eliminations | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues										(33,714)
Intersegment Eliminations | Front Store
Disaggregation of Revenue [Line Items]
Revenues										0
Intersegment Eliminations | Premiums
Disaggregation of Revenue [Line Items]
Revenues										0
Intersegment Eliminations | Other
Disaggregation of Revenue [Line Items]
Revenues										0
Pharmacy Services | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues										134,736	130,822	119,267
Net investment income										0	0	0
Total revenues									134,736	134,736	130,822	119,267
Pharmacy Services | Operating Segments | Mail Choice
Disaggregation of Revenue [Line Items]
Total revenues										46,934
Pharmacy Services | Operating Segments | Pharmacy network
Disaggregation of Revenue [Line Items]
Total revenues										87,282
Pharmacy Services | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Total revenues										520
Pharmacy Services | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues										134,216
Pharmacy Services | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues										0
Pharmacy Services | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues										0
Pharmacy Services | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues										520
Retail/LTC | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues										83,989	79,398	81,100
Net investment income										0	0	0
Total revenues									83,989	83,989	79,398	81,100
Retail/LTC | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues										64,179
Retail/LTC | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues										19,055
Retail/LTC | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues										0
Retail/LTC | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues										755
Health Care Benefits | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues										8,904	3,582	3,069
Net investment income										58	5	2
Total revenues									8,962	8,962	3,587	3,071
Health Care Benefits | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues										164
Health Care Benefits | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues										0
Health Care Benefits | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues										8,180
Health Care Benefits | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues										560
Corporate/Other | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues										4	0	0
Net investment income										602	16	18
Total revenues									$ 606	606	$ 16	$ 18
Corporate/Other | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues										0
Corporate/Other | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues										0
Corporate/Other | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues										4
Corporate/Other | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues										$ 0